Statements of Changes in Stockholders' Equity (Deficit) - Advanced Interactive Gaming, Inc. [Member] - USD ($)	Preferred Stock Class A Convertible [Member]	Preferred Stock Class B Convertible [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Stockholders' Equity [Member]
Balance at Sep. 30, 2017		$ 11	$ 276	$ 2,027,354	$ (1,561,086)	$ 466,555
Balance, shares at Sep. 30, 2017		1,000,000	27,640,000
Preferred stock class B dividends					(120,000)	(120,000)
Net loss					(2,546,059)	(2,546,059)
Balance at Sep. 30, 2018		$ 11	$ 276	2,027,354	(4,227,145)	(2,199,504)
Balance, shares at Sep. 30, 2018		1,000,000	27,640,000
Issuance of common stock in recapitalization			$ 62	24,238		24,300
Issuance of common stock in recapitalization, shares			6,175,000
Preferred stock class B dividends					(120,000)	(120,000)
Redemption and cancellation of preferred stock		$ (11)		(89)	360,000	359,900
Redemption and cancellation of preferred stock, shares		(1,000,000)
Common stock non cash exchange			$ (39)	(3,861)		(3,900)
Common stock non cash exchange, shares			(3,900,000)
Cancellation of common stock subscription			$ (10)	10
Cancellation of common stock subscription, shares			(1,000,000)
Redemption of common stock			$ (227)	(22,513)		(22,740)
Redemption of common stock, shares			(22,740,000)
Transfer and assignment of note payable to parent company			$ 2,404,900			2,404,900
Net loss					(1,021,150)	(1,021,150)
Balance at Sep. 30, 2019			$ 62	$ 4,430,039	$ (5,008,295)	$ (578,194)
Balance, shares at Sep. 30, 2019			6,175,000